Putnam Investments
One Post Office Square
Boston, MA 02109
September 4, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File No. 811-
07237) (the “Trust”), on behalf of Putnam Capital Opportunities Fund and Putnam Multi-Cap Value Fund
(the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 130 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2013.

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz
By:

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP